SERIES G DEBENTURES (Schedule of Maturities of Debentures Series G) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Repayment schedule (carrying amount):
Total	$ 283,765	$ 245,821
Accretion of carrying amount to principal amount	(1,579)
Carrying amount	$ 102,397
Series G Debentures [Member]
Debt Instrument [Line Items]
Interest rate	2.79%
Repayment schedule (carrying amount):
2021	$ 41,590
2022	41,590
2023	20,796
Total	$ 103,976